Borrowings - Schedule of Analysis of Net Debt (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Borrowings [Abstract]
Borrowings	£ 47,509	£ 49,450
Derivatives in respect of net debt, assets	(647)	(640)
Liabilities, Derivatives - in respect of net debt	269	117
Cash and cash equivalents (note 18)	(2,602)	(3,291)
Current investments held at fair value	(178)	(65)
Net Debt	£ 44,351	£ 45,571	£ 16,767